Warrants (Details)		6 Months Ended		12 Months Ended
	May 02, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jul. 12, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2022 $ / shares	Jul. 13, 2021 $ / shares
Class of Warrant or Right [Line Items]
Exercise price | $ / shares		$ 5.00		$ 5.00	$ 5.00
Note One
Class of Warrant or Right [Line Items]
The number of shares of common stock subject to the warrants as a percent to the number of shares of Common Stock into which Note One converts	5
Pre-money valuation limit for note conversion	$ 15,000,000
Minimum | Note One
Class of Warrant or Right [Line Items]
Conversion discount percentage	20.00%
Maximum | Note One
Class of Warrant or Right [Line Items]
Conversion discount percentage	30.00%
Note One Warrants
Class of Warrant or Right [Line Items]
Number of shares upon warrant exercise (in shares) | shares	12,723
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance		$ 35,485	$ 29,376	$ 29,376
Change in fair value			6,109
Extinguishment of warrant liability on warrant exercise		$ (35,485)
Fair value, ending balance			$ 35,485
IPO
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 2.32					$ 5.00